Expense Example	Aug. 28, 2026 USD ($)
The Disciplined Growth Investors Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	965
The Disciplined Growth Investors Equity Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,048
Vulcan Value Partners Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,486
Vulcan Value Partners Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,274
Vulcan Value Partners Small Cap Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,738
Vulcan Value Partners Small Cap Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	$ 1,540